Investment in Associate (Tables) - DevvStream Corp [Member]	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
Investment in Associate (Tables) [Line Items]
Schedule of Summarized Balance Sheet

Summarized balance sheet

April 30, 2026
ASSETS
Cash	$258
Due from related parties	123,075
Start-up costs, net	99,483
Total assets	$222,816

LIABILITIES
Accounts payable and accrued liabilities	$255,388
Convertible notes	1,251,825
Loan from shareholder	1,418
Total liabilities	$1,508,631

Summarized balance sheet

July 31, 2025
ASSETS
Cash	$21,047
Due from related parties	110,040
Start-up costs, net	105,589
Total assets	$236,676

LIABILITIES
Accounts payable and accrued liabilities	$211,942
Convertible notes	1,286,050
Total liabilities	$1,497,992

Schedule of Summarized Statement of Loss

Summarized statement of loss

	For the nine months ended April 30, 2026	For the three months ended April 30, 2026
Consulting revenue	4,990	4,990

Operating expenses
General and administrative expenses	$2,753	$207
Guaranteed payments	155,899	5,000
Legal and professional fees	1,749	—
Travel	1,241	—
Amortization	7,869	—
Total operating expenses	$(169,511)	$(5,207)

Interest expenses	(54,275)	(18,225)
Net loss	$(218,796)	$(18,442)
Company’s ownership	50%	50%
Company’s share of loss	$(109,398)	$(9,221)

Summarized statement of loss

November 6, 2024 to July 31, 2025
Operating expenses
Consulting expenses	$646,799
Engineering	2,855
General and administrative expenses	6,057
Guaranteed payments	316,278
Legal and professional fees	10,185
Travel	7,310
Amortization	1,763
Total operating expenses	(991,247)
Interest expenses	(32,775)
Net loss	$(1,024,022)

Schedule of Continuity of the Company's Investment in Associate

A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(512,011)
Balance as at July 31, 2025	$707,989
Company’s share of loss	(109,398)
Balance as at April 30, 2026	$598,591

A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(512,011)
Balance as at July 31, 2025	$707,989